Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	The Company’s prepaid expenses and other current assets consisted of the following as of June 30, 2023, and December 31, 2022:
	June 30, 2023	December 31, 2022

Vendor prepayments	$37,817	$65,739
VAT recoverable and other current assets	64,282	41,243
Prepaid insurance	448,503	36,496
Prepaid expenses	43,137	154,520

Total prepaid expenses and other current assets	$593,738	$297,998